Change in working capital	12 Months Ended
Dec. 31, 2024
Change In Working Capital [Abstract]
Change in working capital	35. Change in working capital

Figures in million - SA rand	2024	2023	2022
Inventories	2,153	1,513	605
Trade and other receivables	1,767	1,328	116
Trade and other payables	2,933	(1,091)	(335)
Total change in working capital	6,853	1,750	386